Variable Interest Entities - Schedule of Variable Interest Entities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Variable Interest Entities [Abstract]
Maximum Loss Exposure and Carrying Amount	$ 185	$ 200